JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Judicial Deposits [Abstract]
Schedule of judicial deposits
As set forth by relevant legislation, judicial deposits are adjusted for monetary correction
.

	2019	2018
Civil	5,027,848	5,849,978
Tax	2,301,986	2,337,508
Labor	883,125	1,197,144
Subtotal:	8,212,959	9,384,630
Estimated loss (i)	(47,112)	(649,910)
Total	8,165,847	8,734,720
Current	1,514,464	1,715,934
Non-current	6,651,383	7,018,786

(i)	This amount represents the estimated loss of balances of judicial deposits, which are in the process of reconciliation with the obtained statements.